STOCK-BASED COMPENSATION PLANS Schedule of stock options outstanding and exercisable (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Range of exercise prices $3.98 - $7.99 U.S. USD ($)	Dec. 31, 2014 Range of exercise prices $4.23 - $8.48 Cdn CAD	Dec. 31, 2014 Range of exercise prices $8.00 - $10.51 U.S. USD ($)	Dec. 31, 2014 Range of exercise prices $8.49 - $11.17 Cdn CAD	Dec. 31, 2014 Range of exercise prices $10.52 - $11.05 U.S. USD ($)	Dec. 31, 2014 Range of exercise prices $11.18 - $11.74 Cdn CAD	Dec. 31, 2014 Range of exercise prices $11.06 - $11.87 U.S. USD ($)	Dec. 31, 2014 Range of exercise prices 11.75 - $12.61 Cdn CAD	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Minimum [Member]
Stock options outstanding and exercisable
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date													Nov. 07, 2019	Feb. 14, 2015
Exercise price, low end of range (in dollars per share)					$ 6.44	7.48	$ 9.56	11.10	$ 10.72	12.45	$ 14.97	17.40
Exercise price, high end of range (in dollars per share)					$ 9.55	11.09	$ 10.71	12.44	$ 14.96	17.39	$ 33.66	38.39
Options Outstanding
Number of Options	1,144,057	1,144,057			307,862		241,533		295,945		298,717
Weighted Average Remaining Option Life	2 years 11 months	2 years 11 months			1 year 11 months		2 years 6 months		2 years 11 months		4 years 1 month
Weighted Average Exercise Price (in dollars per share)	$ 12.00	13.94			$ 7.76	9.01	$ 10.12	11.76	$ 11.31	13.14	$ 18.57	21.57
Options Exercisable
Number Of options Exercisable (in shares)	337,469	337,469			144,297		104,086		89,086		0
Weighted Average Exercise Price (in dollars per share)	$ 9.54	11.08			$ 8.04	9.34	$ 10.24	11.90	$ 11.14	12.94	$ 0.00	0.00
Unrecognized stock-based compensation cost (in dollars)	$ 3,369		$ 3,641	$ 3,836
Weighted average period for recognition of unrecognized stock-based compensation cost	2 years 4 months 24 days	2 years 4 months 24 days	2 years 5 months 30 days	2 years 4 months 24 days